Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Cash flows used in operating activities:
Net income	$ 8	$ 2,660
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	2,007	1,279
Share based compensation	2,080	1,626
Amortization of premium and accretion of discount on available for sale marketable securities	338	26
Accretion of payment obligation	90
Increase in trade receivables	(6,772)	(7,726)
Increase in other receivables and prepaid expenses	(529)	(1,655)
Increase in inventories	(4,697)	(3,361)
Increase in deferred taxes, net	(368)	(76)
Increase in other assets	(356)	(57)
Increase in trade payables	1,449	3,101
Increase in employees and payroll accruals	199	1,486
Increase (decrease) in deferred revenues and advances from customers	298	(1,281)
Increase in other payables and accrued expenses	2,061	729
loss from sale of property and equipment	6
Foreign currency translation gain (loss) on inter company balances with foreign subsidiaries	(138)	409
Net cash used in operating activities	(4,324)	(2,840)
Cash flows provided by (used in) investing activities:
Purchase of property and equipment	(4,487)	(1,052)
Cash paid in connection with acquisition	(9,206)	(1,000)
Proceeds from bank deposits, net	22,000	(11,000)
Proceeds from maturity of marketable securities	3,500	1,500
Proceeds from sale of marketable securities	1,523	8
Purchase of marketable securities	(9,564)	(27,428)
Net cash provided by (used in) investing activities	3,766	(38,972)
Cash flows provided by financing activities:
Proceeds from initial public offering, net		74,180
Exercise of employee stock options	564	60
Net cash provided by financing activities	564	74,240
Foreign currency translation adjustments on cash and cash equivalents	7	(44)
Increase in cash and cash equivalents	13	32,384
Cash and cash equivalents at the beginning of the period	18,464	4,993
Cash and cash equivalents at the end of the period	18,477	37,377
Supplemental disclosure of non-cash investing and financing activities:
Purchase of property and equipment on credit	95	145
Inventory transferred to be used as property and equipment	1,090	592
Property and equipment transferred to be used as inventory		$ 106